UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2007

Date of reporting period: January 31, 2007

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Shareholder Letter	2

Management’s Discussion and Analysis	3

Expense Example	5

Fund Overview	7

Schedule of Investments	8

Statement of Assets and Liabilities	13

Statement of Operations	15

Statements of Changes in Net Assets	16

Notes to Financial Statements	17

Financial Highlights	25

Fund Information	27

Directors and Officers	28

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Quarterly Review. In this Review, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Quarterly Review either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

Sincerely,

Christopher C. Davis

President

March 2, 2007

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended January 31, 2007, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 13.75%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased by 2.0% and 2.2% in the third and fourth quarters of 2006, respectively. Interest rates, as measured by the 10-year Treasury bond, began August 2006 at about 5.1%, fell to just under 4.6% in December 2006, and ended January 2007 just under 4.8%.

Performance Overview

Davis New York Venture Fund’s Class A shares delivered a total return on net asset value of 12.25% for the six months ended January 31, 20072. Over the same time period the Standard & Poor’s 500® Index1 returned 13.75%. The Fund’s investment strategy is to use the Davis Investment Discipline to invest the majority of the Fund’s assets in equity securities issued by large companies with market capitalizations of at least $10 billion.

The Fund’s largest investments were in diversified financial companies, and they also made the most important contributions3 to the Fund’s performance. The Fund benefited from its substantial investment in this sector, which out-performed the S&P 500® Index. American Express4 and JPMorgan Chase were among the top contributors to performance.

Insurance, consumer discretionary, and material companies also made important contributions to performance. The Fund’s consumer discretionary and material companies out-performed the Index. While the Fund’s insurance companies made a positive contribution to performance, they under-performed the Index. One materials company, Sealed Air, one consumer discretionary company, Comcast, and two insurance companies, American International Group and Berkshire Hathaway, were among the top contributors to performance. One materials company, BHP Billiton, one consumer discretionary company, Apollo Group, and one insurance company, Progressive, were among the top detractors from performance.

The Fund has a large investment in consumer staple companies, and the Fund’s holdings in this sector under-performed the Index. Altria was among the top contributors to performance. Hershey was among the top detractors from performance.

The Fund’s investments in telecommunication service, information technology, and energy companies also contributed to the Fund under-performing the Index. Telecommunication service companies were among the strongest performing sectors of the Index, but the telecommunication service companies owned by the Fund did not perform as well. Sprint Nextel was among the top detractors from performance. While the Fund’s information technology companies performed well, the Fund did not have as much invested in this sector as the Index did, and that hindered relative performance. Microsoft was among the top contributors to performance. The Fund’s holdings in energy companies detracted from the Fund’s performance. Occidental Petroleum, EOG Resources, ConocoPhillips, and Canadian Natural Resources were among the top detractors from performance.

Tyco International, an industrial company, was notable for its contribution to performance.

The Fund had approximately 11% of its assets invested in foreign companies on January 31, 2007. As a group, the foreign companies owned by the Fund under-performed the S&P 500® Index over the six-month period.

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis New York Venture Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in the Davis New York Venture Fund are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1          The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

2          Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. Below are the average annual total returns for the periods ended January 31, 2007.

				Fund Inception
	1-Year	5-Year	10-Year	(02/17/69)
Davis New York Venture A –
without a sales charge	14.70%	10.56%	10.18%	13.45%
Davis New York Venture A –
with a 4.75% sales charge	9.26%	9.49%	9.64%	13.31%
Standard & Poor’s 500® Index	14.51%	6.82%	7.92%	10.75%

Fund performance changes over time and current performance may be higher or lower than stated. Returns for other classes of shares will vary from the above returns. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3          A company’s or sector’s contribution to the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4          This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS NEW YORK VENTURE FUND

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(08/01/06)	(01/31/07)	(08/01/06-01/31/07)
Class A
Actual	$1,000.00	$1,122.48	$4.65
Hypothetical	$1,000.00	$1,020.82	$4.43
Class B
Actual	$1,000.00	$1,118.21	$8.81
Hypothetical	$1,000.00	$1,016.89	$8.39
Class C
Actual	$1,000.00	$1,118.35	$8.70
Hypothetical	$1,000.00	$1,016.99	$8.29
Class R
Actual	$1,000.00	$1,120.97	$6.09
Hypothetical	$1,000.00	$1,019.46	$5.80
Class Y
Actual	$1,000.00	$1,124.07	$3.16
Hypothetical	$1,000.00	$1,022.23	$3.01

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See page 6 for a description of the “Expense Example.” The annualized expense ratios for the six-month period ended January 31, 2007 are as follows:

Annualized Expense Ratio

Class A	0.87%
Class B	1.65%
Class C	1.63%
Class R	1.14%
Class Y	0.59%

DAVIS NEW YORK VENTURE FUND

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 08/01/06 to 01/31/07. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS NEW YORK VENTURE FUND

FUND OVERVIEW

At January 31, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock	97.62%	Diversified Financials	17.18%	10.51%
Convertible Bonds	0.31%	Insurance	14.25%	4.73%
Short Term Investments	2.21%	Energy	11.52%	9.69%
Other Assets & Liabilities	(0.14)%	Banks	8.07%	5.51%
	100.00%	Food, Beverage & Tobacco	7.66%	4.72%
		Media	6.52%	3.75%
		Technology	4.87%	15.07%
		Food & Staples Retailing	4.67%	2.21%
		Materials	4.42%	3.05%
		Capital Goods	3.83%	8.57%
		Health Care	3.80%	12.21%
		Other	3.74%	7.47%
		Retailing	3.20%	3.47%
		Telecommunication Services	1.69%	3.57%
		Transportation	1.63%	1.69%
		Real Estate	1.50%	1.43%
		Household & Personal Products	1.45%	2.35%
			100.00%	100.00%

Top 10 Holdings
Security	Industry	% of Fund’s Net Assets
Altria Group, Inc.	Food, Beverage & Tobacco	4.79%
American Express Co.	Consumer Finance	4.49%
American International Group, Inc.	Multi-Line Insurance	4.04%
ConocoPhillips	Energy	3.83%
JPMorgan Chase & Co.	Diversified Financial Services	3.76%
Tyco International Ltd.	Capital Goods	3.75%
Costco Wholesale Corp.	Food & Staples Retailing	3.17%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	2.75%
HSBC Holdings PLC	Commercial Banks	2.65%
Comcast Corp., Special Class A	Media	2.62%

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS

January 31, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (97.62%)

AUTOMOBILES & COMPONENTS – (1.27%)
8,353,000	Harley-Davidson, Inc.	$570,259,310
CAPITAL GOODS – (3.75%)
52,996,306	Tyco International Ltd.	1,689,522,235
CAPITAL MARKETS – (4.82%)
8,451,920	Ameriprise Financial, Inc.	498,325,203
4,702,705	Julius Baer Holding, Ltd. AG (Switzerland)	563,802,771
15,210,000	Mellon Financial Corp.	650,075,400
3,842,580	Morgan Stanley	318,127,198
1,991,400	State Street Corp.	141,488,970
		2,171,819,542
COMMERCIAL BANKS – (7.90%)
7,023,000	Commerce Bancorp, Inc.	237,236,940
65,721,365	HSBC Holdings PLC (United Kingdom)	1,194,384,551
17,435,342	Wachovia Corp.	985,096,823
31,759,600	Wells Fargo & Co.	1,140,804,832
		3,557,523,146
COMMERCIAL SERVICES & SUPPLIES – (0.95%)
5,015,400	D&B Corp.* (c)	426,309,000
CONSUMER DURABLES & APPAREL – (0.22%)
1,183,037	Hunter Douglas NV (Netherlands)	97,217,457
CONSUMER FINANCE – (4.49%)
34,737,100	American Express Co.	2,022,393,962
CONSUMER SERVICES – (1.23%)
2,732,000	Apollo Group, Inc., Class A*	118,623,440
17,739,200	H&R Block, Inc. (c)	436,384,320
		555,007,760
DIVERSIFIED FINANCIAL SERVICES – (7.51%)
19,081,316	Citigroup Inc.	1,051,952,951
33,219,640	JPMorgan Chase & Co.	1,691,876,265
8,928,200	Moody’s Corp.	638,901,992
		3,382,731,208
ENERGY – (11.28%)
9,343,000	Canadian Natural Resources Ltd. (Canada)	467,336,860
145,001,500	China Coal Energy Co., Shares H* (China)	109,760,279
25,965,186	ConocoPhillips	1,724,348,002
14,458,786	Devon Energy Corp.	1,013,416,311
11,544,100	EOG Resources, Inc.	798,043,633
13,593,400	Occidental Petroleum Corp.	630,190,024
4,371,700	Transocean Inc.*	338,238,429
		5,081,333,538

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

FOOD & STAPLES RETAILING – (4.57%)
25,450,600	Costco Wholesale Corp. (c)	$1,428,542,178
13,233,000	Wal-Mart Stores, Inc.	631,081,770
		2,059,623,948
FOOD, BEVERAGE & TOBACCO – (7.50%)
24,694,700	Altria Group, Inc.	2,158,069,833
30,601,258	Diageo PLC (United Kingdom)	595,210,172
8,097,950	Heineken Holding NV (Netherlands)	350,091,367
5,405,900	Hershey Co.	275,917,136
		3,379,288,508
HEALTH CARE EQUIPMENT & SERVICES – (3.72%)
5,061,600	Cardinal Health, Inc.	361,499,472
8,983,500	Caremark Rx, Inc.	550,329,210
3,078,000	Express Scripts, Inc.*	214,074,900
10,485,000	UnitedHealth Group Inc.	547,946,100
		1,673,849,682
HOUSEHOLD & PERSONAL PRODUCTS – (1.42%)
5,322,000	Avon Products, Inc.	183,023,580
7,060,000	Procter & Gamble Co.	457,982,200
		641,005,780
INSURANCE BROKERS – (0.69%)
8,617,400	Aon Corp.	309,019,964
LIFE & HEALTH INSURANCE – (0.50%)
2,588,000	Principal Financial Group, Inc.	159,446,680
1,493,400	Sun Life Financial Inc. (Canada) (b)	64,081,794
		223,528,474
MATERIALS – (4.33%)
4,668,500	BHP Billiton PLC (United Kingdom)	86,952,399
4,019,100	Martin Marietta Materials, Inc. (c)	463,884,522
1,654,000	Rio Tinto PLC (United Kingdom)	88,226,938
13,079,700	Sealed Air Corp. (c)	861,952,230
4,400,520	Vulcan Materials Co.	448,148,957
		1,949,165,046
MEDIA – (6.39%)
27,144,700	Comcast Corp., Special Class A*	1,179,980,109
1,620,900	Gannett Co., Inc.	94,239,126
4,778,665	Lagardere S.C.A. (France)	376,187,503
1,232,550	Liberty Media Corp. – Capital, Series A*	126,059,051
32,790,500	News Corp., Class A	762,379,125

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MEDIA – (Continued)
7,615,175	NTL Inc.	$207,437,367
8,941,680	WPP Group PLC (United Kingdom)	131,230,745
		2,877,513,026
MULTI-LINE INSURANCE – (6.21%)
26,606,210	American International Group, Inc.	1,821,195,075
22,476,600	Loews Corp.	976,833,036
		2,798,028,111
PROPERTY & CASUALTY INSURANCE – (5.56%)
993,000	Ambac Financial Group, Inc.	87,483,300
11,263	Berkshire Hathaway Inc., Class A*	1,239,493,150
13,275	Berkshire Hathaway Inc., Class B*	48,684,071
3,218,400	Chubb Corp.	167,485,536
86,130	Markel Corp.*	41,781,663
39,560,400	Progressive Corp. (Ohio) (c)	917,405,676
		2,502,333,396
REAL ESTATE – (1.47%)
10,749,204	General Growth Properties, Inc.	661,291,030
REINSURANCE – (1.01%)
617,200	Everest Re Group, Ltd.	57,769,920
6,293,762	Transatlantic Holdings, Inc. (c)	395,185,316
		452,955,236
RETAILING – (3.13%)
6,964,000	Amazon.com, Inc.*	262,368,700
6,744,000	Bed Bath & Beyond Inc.*	284,596,800
2,256,000	CarMax, Inc.*	129,562,080
2,367,750	Expedia, Inc.*	50,811,915
2,367,750	IAC/InterActiveCorp*	90,957,116
6,162,750	Liberty Media Corp. – Interactive, Series A*	150,217,031
6,600,000	Lowe’s Cos, Inc.	222,486,000
1,236,000	Sears Holdings Corp.*	218,438,280
		1,409,437,922
SOFTWARE & SERVICES – (3.35%)
19,254,450	Iron Mountain Inc.* (c)	538,739,511
31,385,800	Microsoft Corp.	968,722,717
		1,507,462,228
TECHNOLOGY HARDWARE & EQUIPMENT – (1.42%)
10,125,000	Dell Inc.*	245,480,625
6,654,400	Hewlett-Packard Co.	288,002,432
4,830,300	Nokia Oyj, ADR (Finland)	106,749,630
		640,232,687

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2007 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TELECOMMUNICATION SERVICES – (1.34%)
8,171,000	SK Telecom Co., Ltd., ADR (South Korea)	$194,061,250
23,072,000	Sprint Nextel Corp.	411,373,760
		605,435,010
TRANSPORTATION – (1.59%)
68,180,518	China Merchants Holdings International Co., Ltd. (Hong Kong)	252,373,276
48,169,100	Cosco Pacific Ltd. (Hong Kong)	120,553,082
1,852,800	Kuehne & Nagel International AG, Registered (Switzerland)	143,021,590
2,794,000	United Parcel Service, Inc., Class B	201,950,320
		717,898,268

	Total Common Stock – (identified cost $26,620,658,702)	43,962,185,474

CONVERTIBLE BONDS – (0.31%)

TELECOMMUNICATION SERVICES – (0.31%)
$68,500,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $68,500,000)	137,685,000

REPURCHASE AGREEMENTS – (2.17%)

248,186,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.28%,
	02/01/07, dated 01/31/07, repurchase value of $248,222,401
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.073%-7.138%, 10/01/07-09/01/36, total market
	value $253,149,720)	248,186,000
173,731,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.27%,
	02/01/07, dated 01/31/07, repurchase value of $173,756,432
	(collateralized by: U.S. Government agency mortgage in a pooled
	cash account, 5.00%, 07/01/35, total market value $177,205,620)	173,731,000
347,462,000	Nomura Securities International, Inc. Joint Repurchase Agreement,
	5.28%, 02/01/07, dated 01/31/07, repurchase value of $347,512,961
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.391%-6.599%, 02/01/34-09/01/36, total market
	value $354,411,240)	347,462,000
207,426,000	UBS Securities LLC Joint Repurchase Agreement, 5.27%,
	02/01/07, dated 01/31/07, repurchase value of $207,456,365
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.00%, 10/01/18-02/01/36, total market
	value $211,574,520)	207,426,000

	Total Repurchase Agreements – (identified cost $976,805,000)	976,805,000

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2007 (Unaudited)

		Value
Principal	Security	(Note 1)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.04%)

MONEY MARKET INSTRUMENTS – (0.04%)

$17,151,200	UBS Private Money Market LLC, 5.209452%
	(identified cost $17,151,200)	$17,151,200

	Total Investments – (100.14%)
	(identified cost $27,683,114,902) – (a)	45,093,826,674
	Liabilities Less Other Assets – (0.14%)	(61,068,955)
	Net Assets – (100.00%)	$45,032,757,719

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $27,695,195,420. At January 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$17,640,273,870
Unrealized depreciation	(241,642,616)
Net unrealized appreciation	$17,398,631,254

(b)   Security is partially on loan – See Note 7 of the Notes to Financial Statements.

(c)   Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended January 31, 2007. The aggregate fair value of the securities of affiliated companies held by the Fund as of January 31, 2007, amounts to $5,468,402,753. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2006	Gross Additions	Gross Reductions	Shares January 31, 2007	Dividend Income
Costco Wholesale Corp.	24,330,600	1,120,000	–	25,450,600	$3,162,978
D&B Corp.	5,015,400	–	–	5,015,400	–
Golden West Financial
Corp. (d)(e)	16,588,500	–	16,588,500	–	1,327,080
H&R Block, Inc.	17,739,200	–	–	17,739,200	4,789,584
Iron Mountain Inc. (f)	12,836,300	6,418,150	–	19,254,450	–
Martin Marietta Materials, Inc.	4,019,100	–	–	4,019,100	2,210,505
Progressive Corp. (Ohio)	39,560,400	–	–	39,560,400	692,307
Sealed Air Corp.	13,079,700	–	–	13,079,700	3,923,910
Transatlantic Holdings, Inc.	6,293,762	–	–	6,293,762	1,699,316

(d)   Not an affiliate as of January 31, 2007.

(e)   Gross reductions due to merger.

(f)   Gross additions due to stock split.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

STATEMENT OF ASSETS AND LIABILITIES

At January 31, 2007 (Unaudited)

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments):
Unaffiliated companies (including securities loaned of $16,726,318)
(cost of $24,585,908,244)	$39,608,272,721
Affiliated companies (cost of $3,080,055,458)	5,468,402,753
Collateral for securities loaned (cost of $17,151,200) (Note 7)	17,151,200
Cash	1,670,974
Cash – foreign currencies (cost of $252,091)	253,392
Receivables:
Dividends and interest	28,907,167
Capital stock sold	137,756,052
Prepaid expenses	547,893
Total assets	45,262,962,152
LIABILITIES:
Return of collateral for securities loaned (Note 7)	17,151,200
Payables:
Capital stock redeemed	79,483,111
Investment securities purchased	87,190,437
Accrued expenses	10,952,429
Accrued management fees	19,449,920
Distribution and service plan fees (Note 4)	15,977,336
Total liabilities	230,204,433
NET ASSETS	$45,032,757,719

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$58,003,762
Additional paid-in capital	30,094,125,947
Net unrealized appreciation on investments and foreign currency transactions	17,410,701,761
Undistributed net investment loss	(22,184,893)
Accumulated net realized losses from investments and foreign currency
transactions	(2,507,888,858)
Net Assets	$45,032,757,719

DAVIS NEW YORK VENTURE FUND

STATEMENT OF ASSETS AND LIABILITIES – (Continued)

At January 31, 2007 (Unaudited)

CLASS A SHARES
Net assets	$27,935,148,924
Shares outstanding	713,825,441
Net asset value and redemption price per share	$39.13
Maximum offering price per share (100/95.25 of $39.13)*	$41.08

CLASS B SHARES
Net assets	$3,550,462,107
Shares outstanding	94,704,533
Net asset value, offering, and redemption price per share	$37.49

CLASS C SHARES
Net assets	$7,371,940,788
Shares outstanding	195,370,764
Net asset value, offering, and redemption price per share	$37.73

CLASS R SHARES
Net assets	$601,534,679
Shares outstanding	15,356,671
Net asset value, offering, and redemption price per share	$39.17

CLASS Y SHARES
Net assets	$5,573,671,221
Shares outstanding	140,817,820
Net asset value, offering, and redemption price per share	$39.58

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2007 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends:
Unaffiliated companies (Net of foreign withholding taxes of $599,383)		$267,481,035
Affiliated companies		17,805,680
Interest		35,583,975
Net lending fees		66,548
Total income		320,937,238
Expenses:
Management fees (Note 3)	$99,050,791
Custodian fees	2,339,496
Transfer agent fees:
Class A	13,827,216
Class B	2,834,344
Class C	4,102,853
Class R	319,851
Class Y	1,998,371
Audit fees	45,000
Legal fees	46,865
Accounting fees (Note 3)	199,998
Reports to shareholders	1,831,910
Directors’ fees and expenses	336,595
Registration and filing fees	641,417
Miscellaneous	224,985
Payments under distribution plan (Note 4):
Class A	31,750,825
Class B	19,286,216
Class C	34,069,190
Class R	1,178,925
Total expenses		214,084,848
Expenses paid indirectly (Note 6)		(8,872)
Net expenses		214,075,976
Net investment income		106,861,262

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from:
Investment transactions:
Unaffiliated companies		89,729,310
Affiliated companies		308,485,871
Foreign currency transactions		(216,509)
Net increase in unrealized appreciation on investments and foreign currency
transactions		4,234,664,130
Net realized and unrealized gain on investments and foreign currency		4,632,662,802
Net increase in net assets resulting from operations		$4,739,524,064

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
OPERATIONS:
Net investment income	$106,861,262	$195,294,380
Net realized gain (loss) from investments and
foreign currency transactions	397,998,672	(285,206,253)
Net increase in unrealized appreciation of investments
and foreign currency transactions	4,234,664,130	3,209,751,898
Net increase in net assets resulting from operations	4,739,524,064	3,119,840,025

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Class A	(187,901,477)	(151,674,413)
Class B	(392,490)	(2,175,339)
Class C	(766,921)	(3,205,854)
Class R	(2,218,590)	(851,754)
Class Y	(45,448,192)	(32,418,523)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in assets resulting from capital
share transactions (Note 5)
Class A	2,371,804,089	3,587,108,368
Class B	(1,030,140,552)	(1,502,603,662)
Class C	381,176,750	745,074,596
Class R	174,797,238	261,536,069
Class Y	898,633,097	1,444,868,343

Total increase in net assets	7,299,067,016	7,465,497,856

NET ASSETS:
Beginning of period	37,733,690,703	30,268,192,847
End of period*	$45,032,757,719	$37,733,690,703

*Including undistributed net investment income (loss) of	$(22,184,893)	$107,681,515

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2007 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is growth of capital. The Fund offers shares in five classes, Class A, Class B, Class C, Class R, and Class Y. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements, until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. At January 31, 2007, the Fund had available for Federal Income Tax purposes unused capital loss carryovers of $2,657,681,000 of which $4,237,000 expires in 2009, $458,003,000 expires in 2010, $1,141,176,000 expires in 2011, $435,021,000 expires in 2012, $243,098,000 expires in 2013 and $376,146,000 expires in 2014. In addition, at January 31, 2007, the Fund had approximately $236,126,000 of post-October 2005 losses available to offset future capital gains, if any, which expire in 2015.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

Indemnification – Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

New Accounting Pronouncement – In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. The Fund is required to record any change in NAV related to the implementation of FIN 48 no later than the last business day of the semi-annual reporting period, and the effects of FIN 48 would be reflected in the Fund’s Semi-Annual Report. The Fund does not believe the impact from adopting FIN 48 will materially impact the financial statement amounts.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2007 were $2,948,174,887 and $1,144,658,229, respectively.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2007 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to Davis Advisors (the “Adviser”), the Fund’s investment adviser. The annual rate is 0.75% of the average net assets for the first $250 million, 0.65% on the next $250 million, 0.55% on the next $2.5 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, and 0.44% of the average net assets in excess of $33 billion. Advisory fees paid during the six months ended January 31, 2007, approximated 0.48% of average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended January 31, 2007, amounted to $1,072,292. State Street Bank & Trust Co. (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee amounted to $199,998 for the six months ended January 31, 2007. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended January 31, 2007, Davis Distributors, LLC, the Fund’s Underwriter (the “Underwriter” or “Distributor”) received $14,574,032 from commissions earned on sales of Class A shares of the Fund, of which $2,196,673 was retained by the Underwriter and the remaining $12,377,359 was reallowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund's registration statement, sales literature, and other expenses assumed or incurred by it in connection with such sales.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. The service fee for Class A shares of the Fund for the six months ended January 31, 2007, was $31,750,825.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2007 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., (“NASD”), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution Plan, plus interest at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the six months ended January 31, 2007, Class B shares of the Fund made distribution plan payments, which included distribution fees of $14,476,496 and service fees of $4,809,720.

Commission advances by the Distributor during the six months ended January 31, 2007, on the sale of Class B shares of the Fund amounted to $3,889,214, all of which was re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $330,684,312 representing the cumulative commission advances by the Distributor on the sale of the Fund’s Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended January 31, 2007, the Distributor received $1,540,197 in contingent deferred sales charges from Class B shares of the Fund.

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1.00% if redeemed within one year of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended January 31, 2007, Class C shares of the Fund made distribution plan payments, which included distribution fees of $25,551,893 and service fees of $8,517,297.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2007 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS C SHARES – (Continued)

Commission advances by the Distributor during the six months ended January 31, 2007, on the sale of Class C shares of the Fund amounted to $7,010,804, all of which was re-allowed to qualified selling dealers. During the six months ended January 31, 2007, the Distributor received $263,911 in contingent deferred sales charges from Class C shares of the Fund.

CLASS R SHARES

Class R shares of the Fund are sold and redeemed at net asset value. Payments under the Class R Distribution Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. The effective rate of the Class R Distribution Plan is currently 0.50%, of which 0.25% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class R shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended January 31, 2007, Class R shares of the Fund made distribution plan payments, which included distribution fees of $589,463 and service fees of $589,462.

NOTE 5 - CAPITAL STOCK

At January 31, 2007, there were 3,500,000,000 shares of capital stock ($0.05 par value per share) authorized, 2,125,000,000 of which shares are classified as Davis New York Venture Fund. Transactions in capital stock were as follows:

Class A	Six months ended		Year ended
	January 31, 2007 (Unaudited)		July 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	114,726,622	$4,257,886,564	214,264,343	$7,274,060,922
Shares issued in reinvestment
of distributions	4,671,643	175,935,146	4,192,549	142,128,327
	119,398,265	4,433,821,710	218,456,892	7,416,189,249
Shares redeemed	(55,307,768)	(2,062,017,621)	(113,692,160)	(3,829,080,881)
Net increase	64,090,497	$2,371,804,089	104,764,732	$3,587,108,368

Class B	Six months ended		Year ended
	January 31, 2007 (Unaudited)		July 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	4,058,554	$143,121,294	9,755,352	$315,550,576
Shares issued in reinvestment
of distributions	9,893	357,361	61,224	1,991,611
	4,068,447	143,478,655	9,816,576	317,542,187
Shares redeemed	(33,264,480)	(1,173,619,207)	(56,106,894)	(1,820,145,849)
Net decrease	(29,196,033)	$(1,030,140,552)	(46,290,318)	$(1,502,603,662)

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2007 (Unaudited)

NOTE 5 - CAPITAL STOCK - (Continued)

Class C	Six months ended		Year ended
	January 31, 2007 (Unaudited)		July 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	21,530,860	$765,921,860	43,237,346	$1,409,591,594
Shares issued in reinvestment
of distributions	19,513	709,440	90,400	2,959,688
	21,550,373	766,631,300	43,327,746	1,412,551,282
Shares redeemed	(10,826,422)	(385,454,550)	(20,490,107)	(667,476,686)
Net increase	10,723,951	$381,176,750	22,837,639	$745,074,596

Class R	Six months ended		Year ended
	January 31, 2007 (Unaudited)		July 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	6,060,989	$225,927,094	9,293,592	$315,928,230
Shares issued in reinvestment
of distributions	58,817	2,218,001	24,825	842,813
	6,119,806	228,145,095	9,318,417	316,771,043
Shares redeemed	(1,436,271)	(53,347,857)	(1,624,301)	(55,234,974)
Net increase	4,683,535	$174,797,238	7,694,116	$261,536,069

Class Y	Six months ended		Year ended
	January 31, 2007 (Unaudited)		July 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	33,211,650	$1,257,256,341	56,241,579	$1,930,517,419
Shares issued in reinvestment
of distributions	860,369	32,754,246	714,047	24,463,232
	34,072,019	1,290,010,587	56,955,626	1,954,980,651
Shares redeemed	(10,487,927)	(391,377,490)	(14,832,299)	(510,112,308)
Net increase	23,584,092	$898,633,097	42,123,327	$1,444,868,343

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $8,872 during the six months ended January 31, 2007.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2007 (Unaudited)

NOTE 7 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with UBS Securities LLC. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Securities LLC is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2007, the Fund had on loan securities valued at $16,726,318; cash of $17,151,200 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding at January 31, 2007.

NOTE 9 - LITIGATION MATTERS

On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds (“Funds”) managed by Davis Selected Advisers L.P. (“Davis Advisors”) including the Davis New York Venture Fund. The plaintiffs claimed that Davis Advisors and its affiliates, and the individual directors of the Funds (collectively the “Defendants”) used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004, in the United States District Court for the Southern District of New York. All four suits were consolidated into a single action. In October 2005, the District Court issued an order dismissing the consolidated amended class action complaint. The plaintiffs subsequently sought a motion for reconsideration, which was denied in November 2005. In December 2005, the plaintiffs filed an appeal with the United States Court of Appeals for the Second Circuit. The appeal was withdrawn in March 2006.

DAVIS NEW YORK VENTURE FUND

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis New York Venture Fund Class A:
Six months ended 1/31/2007[8]	$35.11	$0.13	[3]	$4.16	$4.29
Year ended 7/31/2006	32.13	0.27	[3]	2.98	3.25
Year ended 7/31/2005	27.83	0.30	[3]	4.23	4.53
Year ended 7/31/2004	23.73	0.17		4.12	4.29
Year ended 7/31/2003	21.47	0.18		2.21	2.39
Year ended 7/31/2002	25.99	0.12		(4.61)	(4.49)
Davis New York Venture Fund Class B:
Six months ended 1/31/2007[8]	33.53	(0.01)[3]		3.97	3.96
Year ended 7/31/2006	30.69	–	[3,5]	2.85	2.85
Year ended 7/31/2005	26.60	0.05	[3]	4.04	4.09
Year ended 7/31/2004	22.70	(0.02)[3]		3.92	3.90
Year ended 7/31/2003	20.58	0.01	[3]	2.11	2.12
Year ended 7/31/2002	25.09	(0.09)		(4.42)	(4.51)
Davis New York Venture Fund Class C:
Six months ended 1/31/2007[8]	33.74	(0.01)[3]		4.00	3.99
Year ended 7/31/2006	30.89	0.01	[3]	2.86	2.87
Year ended 7/31/2005	26.77	0.05	[3]	4.08	4.13
Year ended 7/31/2004	22.85	–	[3,5]	3.93	3.93
Year ended 7/31/2003	20.71	–	[5]	2.14	2.14
Year ended 7/31/2002	25.24	(0.08)		(4.45)	(4.53)
Davis New York Venture Fund Class R:
Six months ended 1/31/2007[8]	35.10	0.07	[3]	4.17	4.24
Year ended 7/31/2006	32.13	0.17	[3]	2.99	3.16
Year ended 7/31/2005	27.83	0.23	[3]	4.23	4.46
Period from 8/20/2003[7] to 7/31/2004	23.98	0.13	[3]	3.86	3.99
Davis New York Venture Fund Class Y:
Six months ended 1/31/2007[8]	35.54	0.18	[3]	4.22	4.40
Year ended 7/31/2006	32.53	0.35	[3]	3.03	3.38
Year ended 7/31/2005	28.18	0.40	[3]	4.28	4.68
Year ended 7/31/2004	24.01	0.28		4.16	4.44
Year ended 7/31/2003	21.72	0.25		2.24	2.49
Year ended 7/31/2002	26.29	0.26		(4.73)	(4.47)

	Six months ended	Year ended July 31,
	January 31, 2007[8]	2006	2005	2004	2003	2002
Portfolio Turnover[2]
(for all classes of shares)	3%	6%	3%	6%	10%	22%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns for periods of less than one full year are not annualized.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000,000 omitted)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[4]

$(0.27)	$–	$–	$–	$–	$(0.27)	$39.13	12.25%	$27,935	0.87%[6]		0.87%[6]		0.68%[6]
(0.27)	–	–	–	–	(0.27)	35.11	10.15	22,809	0.88		0.87		0.79
(0.23)	–	–	–	–	(0.23)	32.13	16.34	17,508	0.89		0.89		0.98
(0.19)	–	–	–	–	(0.19)	27.83	18.10	12,868	0.92		0.92		0.77
(0.13)	–	–	–	–	(0.13)	23.73	11.19	9,581	0.95		0.95		0.85
(0.03)	–	–	–	–	(0.03)	21.47	(17.29)	8,734	0.92		0.92		0.49

– [5]	–	–	–	–	– [5]	37.49	11.82	3,550	1.65	[6]	1.65	[6]	(0.10)[6]
(0.01)	–	–	–	–	(0.01)	33.53	9.30	4,154	1.66		1.65		0.01
– [5]	–	–	–	–	– [5]	30.69	15.38	5,223	1.69		1.69		0.18
– [5]	–	–	–	–	– [5]	26.60	17.18	5,267	1.73		1.73		(0.04)
–	–	–	–	–	–	22.70	10.30	4,917	1.77		1.77		0.03
–	–	–	–	–	–	20.58	(17.98)	4,874	1.72		1.72		(0.31)

– [5]	–	–	–	–	– [5]	37.73	11.84	7,372	1.63	[6]	1.63	[6]	(0.08)[6]
(0.02)	–	–	–	–	(0.02)	33.74	9.29	6,230	1.65		1.64		0.02
(0.01)	–	–	–	–	(0.01)	30.89	15.42	4,998	1.68		1.68		0.19
(0.01)	–	–	–	–	(0.01)	26.77	17.19	3,899	1.70		1.70		(0.01)
–	–	–	–	–	–	22.85	10.33	3,122	1.74		1.74		0.06
–	–	–	–	–	–	20.71	(17.95)	3,004	1.70		1.70		(0.29)

(0.17)	–	–	–	–	(0.17)	39.17	12.10	602	1.14	[6]	1.14	[6]	0.41 [6]
(0.19)	–	–	–	–	(0.19)	35.10	9.86	375	1.15		1.15		0.51
(0.16)	–	–	–	–	(0.16)	32.13	16.04	96	1.15		1.15		0.72
(0.14)	–	–	–	–	(0.14)	27.83	16.67	10	1.15	[6]	1.15	[6]	0.51 [6]

(0.36)	–	–	–	–	(0.36)	39.58	12.41	5,574	0.59	[6]	0.59	[6]	0.96 [6]
(0.37)	–	–	–	–	(0.37)	35.54	10.44	4,166	0.62		0.62		1.04
(0.33)	–	–	–	–	(0.33)	32.53	16.68	2,444	0.58		0.58		1.29
(0.27)	–	–	–	–	(0.27)	28.18	18.53	1,354	0.58		0.58		1.11
(0.20)	–	–	–	–	(0.20)	24.01	11.53	1,057	0.61		0.61		1.19
(0.10)	–	–	–	–	(0.10)	21.72	(17.04)	946	0.62		0.62		0.79

3    Per share calculations were based on average shares outstanding for the period.

4    The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5    Less than $0.005 per share.

6    Annualized.

7    Inception date of class.

8    Unaudited.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and CEO for the last 22 years (until 2006).	13

Director, DCT Industrial; Trustee, Children’s Memorial Hospital of Chicago; past Chairman of the Metropolitan Planning Council of Chicago; former member of the NAREIT executive committee; various other NFP and school boards / roles.

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank.

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); retired Chairman and President, Public Service Company of New Mexico.	13	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises; Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Retired; Managing General Partner, Avanti Partners, L.P. from 1990-2005 (investment partnership).	13	none

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors – (Continued)

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking); Chairman, Board of Trustees, American Scandinavian Foundation.	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998. Director, Washington Post Co. (newspaper publisher).

*       Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Investment Adviser	Vice President & Secretary
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis New York Venture Fund including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

Table of Contents

Management's Discussion and Analysis	2

Fund Overview	5

Expense Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	22

Fund Information	25

Directors and Officers	26

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended January 31, 2007, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 13.75%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased by 2.0% and 2.2% in the third and fourth quarters of 2006, respectively. Interest rates, as measured by the 10-year Treasury bond, began August 2006 at about 5.1%, fell to just under 4.6% in December 2006, and ended January 2007 just under 4.8%.

Performance Overview

Davis Research Fund’s Class A shares delivered a total return on net asset value of 18.06% for the six months ended January 31, 20072. Over the same time period, the Standard & Poor’s 500® Index1 returned 13.75%. The Fund’s investment strategy is to use the Davis Investment Discipline to invest the majority of its assets in equity securities issued by medium- and large-capitalization companies.

Consumer discretionary companies were the most important contributors3 to performance. The Fund had more invested in consumer discretionary companies than in any other sector and these companies out-performed the S&P 500® Index. DIRECTV4, Lagardere, News Corp., Liberty Media - Interactive, Comcast, and WPP Group were among the top contributors to performance. Apollo Group was among the top detractors from performance. The Fund no longer owns DIRECTV.

Information technology and financial companies also made important contributions to performance. The Fund’s holdings in both of these sectors out-performed the Index. Three information technology companies, Microsoft, Hewlett-Packard, and Cisco Systems, were among the top contributors to performance. Texas Instruments, also an information technology company, was among the top detractors from performance.

The telecommunication service sector was among the strongest performing sectors of the Index, but the telecommunication service company owned by the Fund, Sprint Nextel, did not perform as well as it was among the top detractors from performance.

While the Fund’s energy companies managed to do a little better than break even overall, EOG Resources was among the top detractors from performance.

The Fund’s portfolio managers have identified a number of investment opportunities in foreign companies. The Fund had approximately 19% of its assets invested in foreign companies at January 31, 2007. As a group, the foreign companies owned by the Fund out-performed the S&P 500® Index.

2

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Research Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in the Davis Research Fund are: (1) market risk, (2) company risk, (3) foreign country risk, (4) medium-capitalization risk, (5) focused portfolio risk, (6) headline risk, and (7) selection risk. See the prospectus for a full description of each risk.

Class A, B, and C shares of the Davis Research Fund have been registered with the Securities and Exchange Commission, and in selected states, where eligible investors are residents. Shares of the Davis Research Fund are currently not available for public sale in any other states or jurisdictions. Currently, only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies), are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.

1          The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

2          Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. Below are the average annual total returns for the periods ended January 31, 2007:

			FUND INCEPTION
	1-YEAR	5-YEAR	(10/31/2001)
Davis Research Fund A -
without sales charge	14.65%	11.65%	11.03%
Davis Research Fund A -
with a 4.75% sales charge	9.21%	10.57%	10.00%
Standard & Poor’s 500® Index	14.51%	6.82%	7.88%

Fund performance changes over time and current performance may be higher or lower than stated. Returns for other classes of shares will vary from the above returns. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

3       A company’s or sector’s contribution to the Fund’s performance is a product of both, its appreciation or depreciation, and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4          This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS RESEARCH FUND

FUND OVERVIEW

At January 31, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock	97.70%	Media	20.93%	3.75%
Short Term Investments	3.38%	Technology	20.90%	15.07%
Other Assets & Liabilities	(1.08)%	Diversified Financials	10.02%	10.51%
	100.00%	Retailing	8.92%	3.47%
		Energy	6.41%	9.69%
		Materials	6.20%	3.05%
		Health Care	6.05%	12.21%
		Insurance	4.34%	4.73%
		Automobiles & Components	4.23%	0.57%
		Household & Personal Products	3.08%	2.35%
		Food & Staples Retailing	2.87%	2.21%
		Consumer Services	2.06%	1.73%
		Food, Beverage & Tobacco	1.18%	4.72%
		Telecommunication Services	1.14%	3.57%
		Capital Goods	0.87%	8.57%
		Consumer Durables & Apparel	0.80%	1.24%
		Banks	–	5.51%
		Other	–	7.05%
			100.00%	100.00%

Top 10 Holdings

Security	Industry	% of Fund’s Net Assets
Lagardere S.C.A.	Media	7.52%
Microsoft Corp.	Software & Services	5.57%
News Corp., Class A	Media	4.52%
E*TRADE Financial Corp.	Capital Markets	4.10%
Comcast Corp., Special Class A	Media	3.27%
Hewlett-Packard Co.	Technology Hardware & Equipment	3.23%
WPP Group PLC	Media	3.16%
Dell Inc.	Technology Hardware & Equipment	3.10%
Avon Products, Inc.	Household & Personal Products	3.01%
Devon Energy Corp.	Energy	2.58%

5

DAVIS RESEARCH FUND

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(08/01/06)	(01/31/07)	(08/01/06-01/31/07)

Class A
Actual	$1,000.00	$1,180.64	$5.06
Hypothetical	$1,000.00	$1,020.57	$4.69

Class B
Actual	$1,000.00	$1,171.53	$13.68
Hypothetical	$1,000.00	$1,012.60	$12.68

Class C
Actual	$1,000.00	$1,171.27	$13.68
Hypothetical	$1,000.00	$1,012.60	$12.68

Hypothetical assumes 5% annual return before expenses.

*   Expenses are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See page 7 for a description of the “Expense Example.” The annualized expense ratios for the six-month period ended January 31, 2007 are as follows:

Annualized Expense Ratio

Class A	0.92%
Class B	2.50%
Class C	2.50%

6

DAVIS RESEARCH FUND

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in Dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 08/01/06 to 01/31/07. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled “Hypothetical”, is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS

January 31, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (97.70%)

AUTOMOBILES & COMPONENTS – (4.13%)
10,800	Continental AG (Germany)	$1,307,113
15,400	Harley-Davidson, Inc.	1,051,358
		2,358,471
CAPITAL GOODS – (0.85%)
6,500	3M Co.	482,950
CAPITAL MARKETS – (7.74%)
96,000	E*TRADE Financial Corp.*	2,340,960
9,200	Legg Mason, Inc.	964,620
26,000	Mellon Financial Corp.	1,111,240
		4,416,820
CONSUMER DURABLES & APPAREL – (0.78%)
13,150	Toll Brothers, Inc.*	444,865
CONSUMER SERVICES – (2.02%)
26,500	Apollo Group, Inc., Class A*	1,150,630
DIVERSIFIED FINANCIAL SERVICES – (2.05%)
23,000	JPMorgan Chase & Co.	1,171,390
ENERGY – (6.26%)
21,000	Devon Energy Corp.	1,471,890
16,900	EOG Resources, Inc.	1,168,297
12,100	Transocean Inc.*	936,177
		3,576,364
FOOD & STAPLES RETAILING – (2.80%)
16,800	Costco Wholesale Corp.	942,984
13,800	Wal-Mart Stores, Inc.	658,122
		1,601,106
FOOD, BEVERAGE & TOBACCO – (1.15%)
7,500	Altria Group, Inc.	655,425
HEALTH CARE EQUIPMENT & SERVICES – (5.91%)
5,100	Cardinal Health, Inc.	364,242
28,200	Omnicare, Inc.	1,133,358
22,200	UnitedHealth Group Inc.	1,160,172
8,500	Zimmer Holdings, Inc.*	715,870
		3,373,642
HOUSEHOLD & PERSONAL PRODUCTS – (3.01%)
49,900	Avon Products, Inc.	1,716,061

8

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

January 31, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MATERIALS – (6.06%)
37,700	BHP Billiton PLC (United Kingdom)	$702,175
32,400	Companhia Vale do Rio Doce, ADR (Brazil)	930,852
20,000	Monsanto Co.	1,101,800
13,600	Rio Tinto PLC (United Kingdom)	725,445
		3,460,272
MEDIA– (20.45%)
43,000	Comcast Corp., Special Class A*	1,869,210
54,500	Lagardere S.C.A. (France)	4,290,365
11,100	Liberty Media Corp. - Capital, Series A*	1,135,252
110,900	News Corp., Class A	2,578,425
122,800	WPP Group PLC (United Kingdom)	1,802,249
		11,675,501
PROPERTY & CASUALTY INSURANCE – (4.24%)
12,600	AMBAC Financial Group, Inc.	1,110,060
7	Berkshire Hathaway Inc., Class A*	770,350
7,500	MBIA Inc.	538,725
		2,419,135
RETAILING – (8.71%)
10,700	Bed Bath & Beyond Inc.*	451,540
7,500	CarMax, Inc.*	430,725
19,300	Home Depot, Inc.	786,282
55,500	Liberty Media Corp. - Interactive, Series A*	1,352,813
26,500	Lowe’s Cos, Inc.	893,315
6,000	Sears Holdings Corp.*	1,060,380
		4,975,055
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (2.28%)
41,700	Texas Instruments Inc.	1,300,623
SOFTWARE & SERVICES – (5.57%)
103,100	Microsoft Corp.	3,182,182
TECHNOLOGY HARDWARE & EQUIPMENT – (12.57%)
48,200	Cisco Systems, Inc.*	1,281,879
73,000	Dell Inc.*	1,769,885
42,600	Hewlett-Packard Co.	1,843,728
13,400	International Business Machines Corp.	1,328,610
43,500	Nokia Oyj (Finland)	951,921
		7,176,023
TELECOMMUNICATION SERVICES – (1.12%)
35,800	Sprint Nextel Corp.	638,314

Total Common Stock – (identified cost $42,444,039)	55,774,829

9

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

January 31, 2007 (Unaudited)

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (3.38%)

$490,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.28%,
	02/01/07, dated 01/31/07, repurchase value of $490,072
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.073%-7.138%, 10/01/07-09/01/36,
	total market value $499,800)	$490,000
343,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.27%,
	02/01/07, dated 01/31/07, repurchase value of $343,050
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.00%, 07/01/35,
	total market value $349,860)	343,000
686,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.28%,
	02/01/07, dated 01/31/07, repurchase value of $686,101
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.391%-6.599%, 02/01/34-09/01/36,
	total market value $699,720)	686,000
409,000	UBS Securities LLC Joint Repurchase Agreement, 5.27%,
	02/01/07, dated 01/31/07, repurchase value of $409,060
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-6.00%, 10/01/18-02/01/36,
	total market value $417,180)	409,000

	Total Short Term Investments – (identified cost $1,928,000)	1,928,000

Total Investments – (101.08%) – (identified cost $44,372,039) – (a)	57,702,829
Liabilities Less Other Assets – (1.08%)	(616,838)
Net Assets – (100.00%)	$57,085,991

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $44,393,272. At January 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$14,258,454
Unrealized depreciation	(948,897)
Net unrealized appreciation	$13,309,557

See Notes to Financial Statements

10

DAVIS RESEARCH FUND

STATEMENT OF ASSETS AND LIABILITIES

At January 31, 2007 (Unaudited)

ASSETS:
Investments in securities, at value (cost of $44,372,039) (see accompanying
Schedule of Investments)	$57,702,829
Cash	2,194
Receivables:
Dividends and interest	8,256
Capital stock sold	75
Prepaid expenses	1,094
Total assets	57,714,448
LIABILITIES:
Payables:
Investment securities purchased	570,244
Accrued expenses	19,398
Accrued management fees	38,815
Total liabilities	628,457
NET ASSETS	$57,085,991

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$193,055
Additional paid-in capital	42,820,319
Undistributed net investment loss	(32,556)
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currency	13,330,790
Accumulated net realized gains from investments and foreign currency transactions	774,383
Net Assets	$57,085,991

CLASS A SHARES
Net assets	$57,082,795
Shares outstanding	3,860,873
Net asset value and redemption price per share	$14.78
Maximum offering price per share (100/95.25 of $14.78)*	$15.52

CLASS B SHARES
Net assets	$1,597
Shares outstanding	112
Net asset value, offering, and redemption price per share	$14.26

CLASS C SHARES
Net assets	$1,599
Shares outstanding	112
Net asset value, offering, and redemption price per share	$14.28

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

11

DAVIS RESEARCH FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2007 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends (Net of foreign withholding taxes of $1,940)		$180,180
Interest		19,406
Total income		199,586
Expenses:
Management fees (Note 3)	$189,422
Custodian fees	17,297
Transfer agent fees:
Class A	463
Class B	74
Class C	74
Audit fees	7,800
Legal fees	56
Accounting fees (Note 3)	3,000
Reports to shareholders	166
Directors’ fees and expenses	409
Registration and filing fees	9,393
Miscellaneous	4,267
Payments under distribution plan (Note 4):
Class B	6
Class C	6
Total expenses		232,433
Expenses paid indirectly (Note 6)		(326)
Reimbursement of expenses by adviser (Note 3)		(136)
Net expenses		231,971
Net investment loss		(32,385)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Investment transactions		1,103,879
Foreign currency transactions		75
Net increase in unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currency		7,279,563
Net realized and unrealized gain on investments and foreign currency		8,383,517
Net increase in net assets resulting from operations		$8,351,132

See Notes to Financial Statements

12

DAVIS RESEARCH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
OPERATIONS:
Net investment income (loss)	$(32,385)	$80,952
Net realized gain from investments and foreign currency
transactions	1,103,954	3,598,546
Net increase (decrease) in unrealized appreciation on
investments and translation of assets and liabilities
denominated in foreign currency	7,279,563	(3,484,554)
Net increase in net assets resulting from operations	8,351,132	194,944

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Class A	(377,011)	(710,770)
Class B	–	(1)
Class C	–	(1)
Realized gains from investment transactions:
Class A	(1,876,370)	(2,754,020)
Class B	(57)	(102)
Class C	(57)	(102)

CAPITAL SHARE TRANSACTIONS:
Net increase in assets resulting from capital share
transactions (Note 5):
Class A	6,723,660	9,182,485
Class B	57	103
Class C	57	103

Total increase in net assets	12,821,411	5,912,639

NET ASSETS:
Beginning of period	44,264,580	38,351,941
End of period*	$57,085,991	$44,264,580

*Including undistributed net investment income (loss) of	$(32,556)	$376,840

See Notes to Financial Statements

13

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund commenced operations on October 31, 2001. The Fund offers shares in three classes, Class A, Class B, and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

14

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2007 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes – It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or excise tax is required.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and distributions in connection with redemption of Fund shares. The character of the dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of the dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

15

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2007 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Indemnification – Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

New Accounting Pronouncement – In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. The Fund is required to record any change in NAV related to the implementation of FIN 48 no later than the last business day of the semi-annual reporting period, and the effects of FIN 48 would be reflected in the Fund’s Semi-Annual Report. The Fund does not believe the impact from adopting FIN 48 will materially impact the financial statement amounts.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2007, were $7,937,733 and $4,733,909, respectively.

16

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2007 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid to Davis Advisors (“Adviser”), the Fund’s investment adviser, at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the six months ended January 31, 2007, approximated 0.75% of average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended January 31, 2007 amounted to $51. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee amounted to $3,000 for the six months ended January 31, 2007. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.50%; Class B shares, 2.50%; Class C shares 2.50%), such reimbursements amounted to $68 for each Class B and C shares. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended January 31, 2007, Davis Distributors, LLC, the Fund’s Underwriter (“Underwriter” or “Distributor”) received no commissions earned on sales of Class A shares of the Fund.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2007.

17

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2007 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which is currently 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the six months ended January 31, 2007, Class B shares of the Fund made distribution fee payments of $6. There were no payments made for service fees.

There were no commission advances by the Distributor during the six months ended January 31, 2007 on the sale of Class B shares of the Fund.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $25, which represents the maximum amount allowed under applicable NASD rules discussed above. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended January 31, 2007, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

18

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2007 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1.00% if redeemed within one year of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended January 31, 2007, Class C shares of the Fund made distribution fee payments of $6. There were no payments made for service fees.

There were no commission advances by the Distributor on the sale of Class C shares of the Fund and the Distributor received no contingent deferred sales charges from Class C shares of the Fund during the six months ended January 31, 2007.

19

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2007 (Unaudited)

NOTE 5 - CAPITAL STOCK

At January 31, 2007, there were 3,500,000,000 shares of capital stock ($0.05 par value per share) authorized, 500,000,000 of which shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

Class A	Six months ended January 31, 2007 (Unaudited)		Year ended July 31, 2006
	Shares	Amount	Shares	Amount
Shares subscribed	317,660	$4,476,000	489,158	$6,584,089
Shares issued in reinvestment of
distributions	159,339	2,248,728	261,836	3,455,621
	476,999	6,724,728	750,994	10,039,710
Shares redeemed	(76)	(1,068)	(64,305)	(857,225)
Net increase	476,923	$6,723,660	686,689	$9,182,485

Class B	Six months ended January 31, 2007 (Unaudited)		Year ended July 31, 2006
	Shares	Amount	Shares	Amount
Shares subscribed	–	$–	–	$–
Shares issued in reinvestment of
distributions	4	57	8	103
	4	57	8	103
Shares redeemed	–	–	–	–
Net increase	4	$57	8	$103

Class C	Six months ended January 31, 2007 (Unaudited)		Year ended July 31, 2006
	Shares	Amount	Shares	Amount
Shares subscribed	–	$–	–	$–
Shares issued in reinvestment of
distributions	4	57	8	103
	4	57	8	103
Shares redeemed	–	–	–	–
Net increase	4	$57	8	$103

20

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2007 (Unaudited)

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances. Such reductions amounted to $326 during the six months ended January 31, 2007.

NOTE 7 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other Davis Funds in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate, plus 0.75%. The Fund had no borrowings outstanding for the six months ended January 31, 2007.

NOTE 8 - LITIGATION MATTERS

On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds (“Funds”) managed by Davis Selected Advisers L.P. (“Davis Advisors”), including Davis New York Venture Fund, Inc. (Davis Research Fund is an authorized series of Davis New York Venture Fund, Inc.). The plaintiffs claimed, that Davis Advisors and its affiliates, and the individual directors of the Funds (collectively the “Defendants”), used Fund assets to pay brokers to market the Funds, and that the Defendants disguised such payments as brokerage commissions, and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States District Court for the Southern District of New York. All four suits were consolidated into a single action. In October 2005, the District Court issued an order dismissing the consolidated amended class action complaint. The plaintiffs subsequently sought a motion for reconsideration, which was denied in November 2005. In December 2005, the plaintiffs filed an appeal with the United States Court of Appeals for the Second Circuit. The appeal was withdrawn in March 2006.

21

DAVIS RESEARCH FUND

FINANCIAL HIGHLIGHTS

CLASS A

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months ended January 31, 2007	Year ended July 31,				October 31, 2001 (Commencement of operations) through July 31,
	(Unaudited)	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$13.08	$14.22	$11.10	$9.93	$8.23	$10.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss)	(0.02)	0.04	0.05	0.06	0.07	0.06
Net Realized and Unrealized
Gains (Losses)	2.35	0.06	3.19	1.18	1.69	(1.82)
Total from Investment Operations	2.33	0.10	3.24	1.24	1.76	(1.76)

Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.22)	(0.12)	(0.07)	(0.06)	(0.01)
Distributions from Realized Gains	(0.53)	(1.02)	–	–	–	–
Total Dividends and Distributions	(0.63)	(1.24)	(0.12)	(0.07)	(0.06)	(0.01)

Net Asset Value, End of Period	$14.78	$13.08	$14.22	$11.10	$9.93	$8.23

Total Return[1]	18.06%	0.74%	29.23%	12.50%	21.56%	(17.62)%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$57,083	$44,262	$38,349	$29,528	$26,169	$21,623
Ratio of Expenses to Average Net Assets:
Gross	0.92%*	0.94%	0.93%	0.99%	1.03%	1.05%*
Net[3]	0.92%*	0.94%	0.93%	0.99%	1.03%	1.05%*
Ratio of Net Investment Income (Loss)
to Average Net Assets	(0.13)%*	0.20%	0.43%	0.60%	0.87%	0.81%*
Portfolio Turnover Rate[2]	10%	43%	54%	44%	119%	45%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*    Annualized.

See Notes to Financial Statements

22

DAVIS RESEARCH FUND

FINANCIAL HIGHLIGHTS

CLASS B

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months ended January 31, 2007	Year ended July 31,				October 31, 2001 (Commencement of operations) through July 31,
	(Unaudited)	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.65	$13.80	$10.86	$9.79	$8.17	$10.00

Income (Loss) From Investment Operations:
Net Investment Loss	(0.10)	(0.17)	(0.17)	(0.09)	(0.06)	(0.02)
Net Realized and Unrealized
Gains (Losses)	2.24	0.05	3.11	1.16	1.68	(1.81)
Total from Investment Operations	2.14	(0.12)	2.94	1.07	1.62	(1.83)

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.01)	–	–	–	–
Distributions from Realized Gains	(0.53)	(1.02)	–	–	–	–
Total Dividends and Distributions	(0.53)	(1.03)	–	–	–	–

Net Asset Value, End of Period	$14.26	$12.65	$13.80	$10.86	$9.79	$8.17

Total Return[1]	17.15%	(0.91)%	27.07%	10.93%	19.83%	(18.30)%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$2	$1	$1	$1	$1	$1
Ratio of Expenses to Average Net Assets:
Gross	11.58%*	10.95%	2.02%	2.05%	2.06%	2.04%*
Net[3]	2.50%*	2.50%	2.02%	2.05%	2.06%	2.04%*
Ratio of Net Investment Loss to
Average Net Assets	(1.71)%*	(1.36)%	(0.66)%	(0.46)%	(0.16)%	(0.18)% *
Portfolio Turnover Rate[2]	10%	43%	54%	44%	119%	45%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*    Annualized.

See Notes to Financial Statements

23

DAVIS RESEARCH FUND

FINANCIAL HIGHLIGHTS

CLASS C

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months ended January 31, 2007	Year ended July 31,				October 31, 2001 (Commencement of operations) through July 31,
	(Unaudited)	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.67	$13.80	$10.86	$9.79	$8.17	$10.00

Income (Loss) From Investment Operations:
Net Investment Loss	(0.10)	(0.16)	(0.16)	(0.09)	(0.06)	(0.02)
Net Realized and Unrealized
Gains (Losses)	2.24	0.06	3.10	1.16	1.68	(1.81)
Total from Investment Operations	2.14	(0.10)	2.94	1.07	1.62	(1.83)

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.01)	–	–	–	–
Distributions from Realized Gains	(0.53)	(1.02)	–	–	–	–
Total Dividends and Distributions	(0.53)	(1.03)	–	–	–	–

Net Asset Value, End of Period	$14.28	$12.67	$13.80	$10.86	$9.79	$8.17

Total Return[1]	17.13%	(0.77)%	27.07%	10.93%	19.83%	(18.30)%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$2	$1	$1	$1	$1	$1
Ratio of Expenses to Average Net Assets:
Gross	11.56%*	10.77%	2.02%	2.05%	2.06%	2.04%*
Net[3]	2.50%*	2.50%	2.02%	2.05%	2.06%	2.04%*
Ratio of Net Investment Loss to
Average Net Assets	(1.71)%*	(1.36)%	(0.66)%	(0.46)%	(0.16)%	(0.18)%*
Portfolio Turnover Rate[2]	10%	43%	54%	44%	119%	45%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*    Annualized.

See Notes to Financial Statements

24

DAVIS RESEARCH FUND

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request by calling 1-800-279-0279 or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

25

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the Directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and CEO for the last 22 years (until 2006).	13

Director, DCT Industrial; Trustee, Children's Memorial Hospital of Chicago; past Chairman of the Metropolitan Planning Council of Chicago; former member of the NAREIT executive committee; various other NFP and school boards / roles.

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank.

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); retired Chairman and President, Public Service Company of New Mexico.	13	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises; Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

26

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Retired; Managing General Partner, Avanti Partners, L.P. from 1990-2005 (investment partnership).	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a Managing Director and Global Head of Marketing and Distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President, Goldman Sachs & Co. (investment banking); Chairman, Board of Trustees, American Scandinavian Foundation.	13	none

27

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

Marsha Williams (3/28/51)	Director	Director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

28

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors* – (Continued)

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*   Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

29

DAVIS RESEARCH FUND

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary
Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about the Davis Research Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request by calling 1-800-279-0279.

30

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 9, 2007

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: April 9, 2007